Information Provided in Connection with Investments in Deferred Annuity Contracts andSignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2017
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Condensed Consolidated Statement of Financial Position

Condensed Consolidated Statement of Financial Position

As at December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$108,144	$226,421	$(364)	$334,222
Investments in unconsolidated subsidiaries	48,374	6,509	14,999	(69,882)	–
Reinsurance assets	–	49,927	8,281	(27,849)	30,359
Other assets	314	18,678	40,715	(19,062)	40,645
Segregated funds net assets	–	176,139	149,812	(1,644)	324,307
Total assets	$48,709	$359,397	$440,228	$(118,801)	$729,533
Liabilities and equity
Insurance contract liabilities	$–	$147,155	$185,884	$(28,434)	$304,605
Investment contract liabilities	–	1,130	1,998	(2)	3,126
Other liabilities	297	19,399	41,394	(18,930)	42,160
Long-term debt	4,784	–	1	–	4,785
Capital instruments	2,615	584	5,188	–	8,387
Segregated funds net liabilities	–	176,139	149,812	(1,644)	324,307
Shareholders’ equity	41,013	14,990	54,801	(69,791)	41,013
Participating policyholders’ equity	–	–	221	–	221
Non-controlling interests	–	–	929	–	929
Total liabilities and equity	$48,709	$359,397	$440,228	$(118,801)	$729,533
Condensed Consolidated Statement of Financial Position
As at December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$161	$109,063	$213,043	$(398)	$321,869
Investments in unconsolidated subsidiaries	47,758	6,457	17,504	(71,719)	–
Reinsurance assets	–	51,537	10,069	(26,654)	34,952
Other assets	315	28,718	43,931	(24,281)	48,683
Segregated funds net assets	–	174,917	142,400	(2,140)	315,177
Total assets	$48,234	$370,692	$426,947	$(125,192)	$720,681
Liabilities and equity
Insurance contract liabilities	$–	$147,504	$177,524	$(27,523)	$297,505
Investment contract liabilities	–	1,251	2,027	(3)	3,275
Other liabilities	252	28,892	43,994	(24,113)	49,025
Long-term debt	5,689	–	7	–	5,696
Capital instruments	461	627	6,092	–	7,180
Segregated funds net liabilities	–	174,917	142,400	(2,140)	315,177
Shareholders’ equity	41,832	17,501	53,912	(71,413)	41,832
Participating policyholders’ equity	–	–	248	–	248
Non-controlling interests	–	–	743	–	743
Total liabilities and equity	$48,234	$370,692	$426,947	$(125,192)	$720,681

Condensed Consolidated Statement of Income

Condensed Consolidated Statement of Income

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Net premium income	–	11,084	17,130	(4)	28,210
Net investment income (loss)	178	7,986	11,947	(744)	19,367
Net other revenue	4	2,874	10,912	(3,044)	10,746
Total revenue	182	21,944	39,989	(3,792)	58,323
Contract benefits and expenses
Net benefits and claims	–	20,803	19,179	(681)	39,301
Commissions, investment and general expenses	11	3,208	13,900	(2,097)	15,022
Other expenses	404	194	1,915	(1,014)	1,499
Total contract benefits and expenses	415	24,205	34,994	(3,792)	55,822
Income (loss) before income taxes	(233)	(2,261)	4,995	–	2,501
Income tax (expense) recovery	62	1,134	(1,435)	–	(239)
Income (loss) after income taxes	(171)	(1,127)	3,560	–	2,262
Equity in net income (loss) of unconsolidated subsidiaries	2,275	628	(486)	(2,417)	–
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$194	$–	$194
Participating policyholders	–	(10)	(36)	10	(36)
Shareholders	2,104	(489)	2,916	(2,427)	2,104
	$2,104	$(499)	$3,074	$(2,417)	$2,262

Condensed Consolidated Statement of Income

For the year ended December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Net premium income	–	5,021	22,611	–	27,632
Net investment income (loss)	475	6,191	9,092	(1,234)	14,524
Net other revenue	43	2,569	11,108	(2,539)	11,181
Total revenue	518	13,781	42,811	(3,773)	53,337
Contract benefits and expenses
Net benefits and claims	–	10,340	24,748	(954)	34,134
Commissions, investment and general expenses	11	3,272	13,016	(1,840)	14,459
Other expenses	259	59	2,076	(979)	1,415
Total contract benefits and expenses	270	13,671	39,840	(3,773)	50,008
Income (loss) before income taxes	248	110	2,971	–	3,329
Income tax (expense) recovery	28	251	(475)	–	(196)
Income (loss) after income taxes	276	361	2,496	–	3,133
Equity in net income (loss) of unconsolidated subsidiaries	2,653	211	572	(3,436)	–
Net income (loss)	$2,929	$572	$3,068	$(3,436)	$3,133
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$143	$–	$143
Participating policyholders	–	(48)	61	48	61
Shareholders	2,929	620	2,864	(3,484)	2,929
	$2,929	$572	$3,068	$(3,436)	$3,133

Consolidated Statement of Cash Flows

Consolidated Statement of Cash Flows

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,275)	(628)	486	2,417	–
Increase (decrease) in insurance contract liabilities	–	16,877	3,146	–	20,023
Increase (decrease) in investment contract liabilities	–	55	118	–	173
(Increase) decrease in reinsurance assets	–	(1,890)	4,159	–	2,269
Amortization of (premium) discount on invested assets	–	24	206	–	230
Other amortization	4	123	433	–	560
Net realized and unrealized (gains) losses and impairment on assets	(7)	(2,609)	(4,572)	–	(7,188)
Deferred income tax expense (recovery)	(59)	(2,239)	1,967	–	(331)
Stock option expense	–	(4)	19	–	15
Cash provided by (used in) operating activities before undernoted items	(233)	9,210	9,036	–	18,013
Dividends from unconsolidated subsidiary	2,700	125	1,175	(4,000)	–
Changes in policy related and operating receivables and payables	(45)	(4,627)	4,450	–	(222)
Cash provided by (used in) operating activities	2,422	4,708	14,661	(4,000)	17,791
Investing activities
Purchases and mortgage advances	–	(30,645)	(56,579)	–	(87,224)
Disposals and repayments	–	26,952	43,768	–	70,720
Changes in investment broker net receivables and payables	–	182	45	–	227
Investment in common shares of subsidiaries	(2,473)	–	–	2,473	–
Net cash decrease from sale and purchase of subsidiaries and businesses	–	–	(10)	–	(10)
Capital contribution to unconsolidated subsidiaries	–	(63)	–	63	–
Return of capital from unconsolidated subsidiaries	–	11	–	(11)	–
Notes receivable from affiliates	–	–	201	(201)	–
Notes receivable from parent	–	368	24	(392)	–
Notes receivable from subsidiaries	(16)	(10)	–	26	–
Cash provided by (used in) investing activities	(2,489)	(3,205)	(12,551)	1,958	(16,287)
Financing activities
Increase (decrease) in repurchase agreements and securities sold but not yet purchased	–	–	(29)	–	(29)
Redemption of long-term debt	(600)	–	(7)	–	(607)
Issue of capital instruments, net	2,209	–	–	–	2,209
Redemption of capital instruments	–	–	(899)	–	(899)
Secured borrowings from securitization transactions	–	–	741	–	741
Changes in deposits from Bank clients, net	–	–	261	–	261
Shareholders’ dividends paid in cash	(1,780)	–	–	–	(1,780)
Dividends paid to parent	–	(1,175)	(2,825)	4,000	–
Contributions from (distributions to) non-controlling interests, net	–	–	(6)	–	(6)
Common shares issued, net	124	–	2,473	(2,473)	124
Capital contributions by parent	–	–	63	(63)	–
Return of capital to parent	–	–	(11)	11	–
Notes payable to affiliates	–	(201)	–	201	–
Notes payable to parent	–	–	26	(26)	–
Notes payable to subsidiaries	(24)	–	(368)	392	–
Cash provided by (used in) financing activities	(71)	(1,376)	(581)	2,042	14
Cash and short-term securities
Increase (decrease) during the year	(138)	127	1,529	–	1,518
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(276)	(380)	–	(658)
Balance, beginning of year	161	3,787	10,290	–	14,238
Balance, end of year	21	3,638	11,439	–	15,098
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	161	4,317	10,673	–	15,151
Net payments in transit, included in other liabilities	–	(530)	(383)	–	(913)
Net cash and short-term securities, beginning of year	161	3,787	10,290	–	14,238
End of year
Gross cash and short-term securities	21	4,133	11,811	–	15,965
Net payments in transit, included in other liabilities	–	(495)	(372)	–	(867)
Net cash and short-term securities, end of year	$21	$3,638	$11,439	$–	$15,098
Supplemental disclosures on cash flow information:
Interest received	$273	$4,391	$6,504	$(572)	$10,596
Interest paid	392	96	1,202	(572)	1,118
Income taxes paid	99	1,084	177	–	1,360

Consolidated Statement of Cash Flows

For the year ended December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$2,929	$572	$3,068	$(3,436)	$3,133
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,653)	(211)	(572)	3,436	–
Increase (decrease) in insurance contract liabilities	–	5,225	12,789	–	18,014
Increase (decrease) in investment contract liabilities	–	58	(58)	–	–
(Increase) decrease in reinsurance assets	–	(1,444)	602	–	(842)
Amortization of (premium) discount on invested assets	–	(5)	83	–	78
Other amortization	2	284	407	–	693
Net realized and unrealized (gains) losses and impairment on assets	(9)	(917)	(1,878)	–	(2,804)
Deferred income tax expense (recovery)	3	391	(629)	–	(235)
Stock option expense	–	(1)	20	–	19
Cash provided by (used in) operating activities before undernoted items	272	3,952	13,832	–	18,056
Dividends from unconsolidated subsidiary	1,950	111	–	(2,061)	–
Changes in policy related and operating receivables and payables	171	(1,291)	81	–	(1,039)
Cash provided by (used in) operating activities	2,393	2,772	13,913	(2,061)	17,017
Investing activities
Purchases and mortgage advances	(32)	(34,656)	(69,371)	–	(104,059)
Disposals and repayments	–	32,343	49,658	–	82,001
Changes in investment broker net receivables and payables	–	(35)	(151)	–	(186)
Investment in common shares of subsidiaries	(5,706)	–	–	5,706	–
Net cash decrease from sale and purchase of subsidiaries and businesses	–	–	(495)	–	(495)
Capital contribution to unconsolidated subsidiaries	–	(350)	–	350	–
Return of capital from unconsolidated subsidiaries	–	1	–	(1)	–
Notes receivable from affiliates	–	–	544	(544)	–
Notes receivable from parent	–	–	344	(344)	–
Notes receivable from subsidiaries	(6)	(40)	–	46	–
Cash provided by (used in) investing activities	(5,744)	(2,737)	(19,471)	5,213	(22,739)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	–	–	(23)	–	(23)
Issue of long-term debt, net	3,899	–	–	–	3,899
Redemption of long-term debt	–	–	(158)	–	(158)
Issue of capital instruments, net	479	–	–	–	479
Redemption of capital instruments	–	–	(949)	–	(949)
Secured borrowings from securitization transactions	–	–	847	–	847
Changes in deposits from Bank clients, net	–	–	(157)	–	(157)
Shareholders’ dividends paid in cash	(1,593)	–	–	–	(1,593)
Contributions from (distributions to) non-controlling interests, net	–	–	10	–	10
Common shares issued, net	66	–	5,706	(5,706)	66
Preferred shares issued, net	884	–	–	–	884
Dividends paid to parent	–	–	(2,061)	2,061	–
Capital contributions by parent	–	–	350	(350)	–
Return of capital to parent	–	–	(1)	1	–
Notes payable to affiliates	–	(544)	–	544	–
Notes payable to parent	–	–	46	(46)	–
Notes payable to subsidiaries	(344)	–	–	344	–
Cash provided by (used in) financing activities	3,391	(544)	3,610	(3,152)	3,305
Cash and short-term securities
Increase (decrease) during the year	40	(509)	(1,948)	–	(2,417)
Effect of foreign exchange rate changes on cash and short-term securities	(1)	(149)	(197)	–	(347)
Balance, beginning of year	122	4,445	12,435	–	17,002
Balance, end of year	161	3,787	10,290	–	14,238
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	122	4,938	12,825	–	17,885
Net payments in transit, included in other liabilities	–	(493)	(390)	–	(883)
Net cash and short-term securities, beginning of year	122	4,445	12,435	–	17,002
End of year
Gross cash and short-term securities	161	4,317	10,673	–	15,151
Net payments in transit, included in other liabilities	–	(530)	(383)	–	(913)
Net cash and short-term securities, end of year	$161	$3,787	$10,290	$–	$14,238
Supplemental disclosures on cash flow information:
Interest received	$–	$4,523	$6,795	$(768)	$10,550
Interest paid	210	144	1,397	(768)	983
Income taxes paid	35	68	738	–	841